Income Tax - Summary of Tax (Charge)/Benefit Recognised in Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax relating to components of other comprehensive income [abstract]
Net exchange differences on translation of foreign operations	£ 0	£ 4	£ 10
Fair value gains on other financial assets	0	1	(1)
Remeasurement of retirement benefit obligations	20	(12)	(61)
Tax benefit/(charge) recognised in other comprehensive income	£ 20	£ (7)	£ (52)